UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

Emile Molineaux

          Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

6/30

Date of reporting period:   3/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)
Shares		Value

	COMMON STOCKS - 92.3%
	AGRICULTURE - 0.9%
40,000	S&W Seed Co. *	$ 420,400

	AUTO - 5.8%
25,800	Tesla Motors, Inc *	977,562
14,000	TRW Automotive Holdings Corp. *	770,000
13,500	WABCO Holdings, Inc. *	952,965
		2,700,527
	BIOTECHNOLOGY - 14.4%
22,800	Ariad Pharmaceuticals, Inc. *	412,452
64,000	Celldex Therapeutics, Inc. *	741,120
138,400	Coronado Biosciences, Inc. *	1,345,248
15,000	Incyte Corp., Ltd. *	351,150
197,000	NPS Pharmaceuticals, Inc. *	2,007,430
61,600	Sangamo Biosciences, Inc. *	588,896
180,000	Trius Therapeutics, Inc. *	1,231,200
		6,677,496
	BUILDING MATERIALS - 1.5%
66,000	Headwaters, Inc. *	719,400

	CHEMICALS - 3.2%
3,400	CF Industries Holdings, Inc.	647,258
13,700	LyondellBasell Industries NV	867,073
		1,514,331
	COMMERCIAL SERVICES - 7.0%
35,000	Franklin Covey Co. *	508,550
40,000	KAR Auction Services, Inc.	801,200
27,600	Macquarie Infrastructure Co., LLC	1,491,504
16,000	Quanta Services, Inc. *	457,280
		3,258,534
	COMPUTERS - 1.3%
27,300	Vocera Communications, Inc. *	627,900

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
58,000	Aircastle, Ltd.	793,440
20,500	Ocwen Financial Corp. *	777,360
		1,570,800
	ELECTRIC - 3.0%
23,000	Calpine Corp. *	473,800
34,000	NRG Energy, Inc.	900,660
		1,374,460

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)
Shares		Value

	ELECTRONICS - 1.3%
6,100	Cymer, Inc. *	$ 586,210

	ENERGY - ALTERNATE SOURCES - 3.8%
85,000	Enphase Energy, Inc. *	527,000
28,000	Solarcity Corp. *	528,640
90,700	Solazyme, Inc. *	708,367
		1,764,007
	ENGINEERING & CONSTRUCTION - 3.6%
12,900	Fluor Corp.	855,657
28,000	MasTec, Inc. *	816,200
		1,671,857
	FOOD - 3.0%
4,700	JM Smucker Co.	466,052
126,800	SunOpta, Inc. *	912,960
		1,379,012
	FOREST PRODUCTS & PAPER - 1.4%
8,500	Domtar Corp.	659,770

	HEALTHCARE-PRODUCTS - 1.8%
44,400	ABIOMED, Inc. *	828,948

	MACHINERY - DIVERSFIED - 2.0%
9,000	Wabtec Corp.	918,990

	OIL & GAS - 11.1%
21,000	Cabot Oil & Gas Corp.	1,419,810
25,000	Cobalt International Energy, Inc. *	705,000
5,800	EOG Resources, Inc.	742,806
11,000	National Oilwell Varco, Inc.	778,250
16,000	Seadrill, Ltd.	595,360
14,000	Oceaneering International, Inc.	929,740
		5,170,966
	PHARMACEUTICALS - 12.8%
152,000	ACADIA Pharmaceuticals, Inc. *	1,206,880
153,300	Array BioPharma, Inc. *	754,236
290,000	Dyax Corp. *	1,264,400
7,200	Medivation, Inc. *	336,744
29,000	Sarepta Therapeutics, Inc. *	1,071,550
127,000	Supernus Pharmaceuticals, Inc. *	713,740
70,000	Synta Pharmaceuticals Corp. *	602,000
		5,949,550
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)
Shares		Value

	SEMICONDUCTORS - 2.8%
6,900	ASML Holding NV - ADR	$ 469,269
21,200	Ultratech, Inc. *	838,036
		1,307,305
	SOFTWARE - 3.7%
32,700	Aspen Technology, Inc. *	1,055,883
30,000	inContract, Inc. *	242,700
8,200	Red Hat, Inc. *	414,592
		1,713,175
	TELECOMMUNICATIONS - 1.3%
8,900	Crown Castle International Corp. *	619,796

	TRANSPORTATION - 2.9%
39,400	Costamare, Inc.	626,066
5,000	Union Pacific Corp.	712,050
		1,338,116
	WATER - 0.3%
2,900	American Water Works Co., Inc.	120,176

	TOTAL COMMON STOCKS (Cost $32,985,415)	42,891,726
Par Value
	CORPORATE BONDS - 0.6%
$ 120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL CORPORATE BONDS(Cost $263,899)	265,000
Shares
	EXCHANGE-TRADED FUNDS - 1.8%
5,400	SPDR Gold Trust * (Cost $850,917)	834,030

	SHORT-TERM INVESTMENTS - 5.9%
2,758,217	Fidelity Institutional Treasury Only Portfolio, 0.56%** (Cost $2,758,217)	2,758,217

	TOTAL INVESTMENTS - 100.6% (Cost $36,858,448) (a)	$ 46,748,973
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)	(282,190)
	TOTAL NET ASSETS - 100.0%	$ 46,466,783

ADR - American Depositary Reciept
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $36,858,448 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 10,494,560
	Unrealized Depreciation:	(604,035)
	Net Unrealized Appreciation:	$ 9,890,525

Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)
Shares		Value

	COMMON STOCKS - 90.2%
	BIOTECHNOLOGY - 31.3%
600	Acorda Therapeutics, Inc. *	$ 19,218
2,300	Ariad Pharmaceuticals, Inc. *	41,607
11,700	Athersys, Inc. *	19,656
3,800	Celldex Therapeutics, Inc. *	44,004
5,900	Coronado Biosciences, Inc. *	57,348
1,000	Cubist Pharmaceuticals, Inc. *	46,820
1,300	Incyte Corp., Ltd. *	30,433
1,500	Ligand Pharmaceuticals, Inc. *	39,975
1,100	Medicines Co. *	36,762
3,300	MEI Pharma, Inc. *	28,479
4,800	Merrimack Pharmaceuticals, Inc. *	29,280
6,500	NPS Pharmaceuticals, Inc. *	66,235
2,900	Sangamo Biosciences, Inc. *	27,724
1,100	Seattle Genetics, Inc. *	39,061
7,300	Sunesis Pharmaceuticals, Inc. *	39,931
5,800	Trius Therapeutics, Inc. *	39,672
		606,205
	COMPUTERS - 1.5%
1,300	Vocera Communications, Inc. *	29,900

	ELECTRONICS - 1.7%
500	FEI Co.	32,275

	ENERGY - ALTERNATE SOURCES - 2.4%
6,000	Solazyme, Inc. *	46,860

	MEDICAL INSTRUMENTS - 11.9%
2,100	ABIOMED, Inc. *	39,207
2,000	Bruker Corp. *	38,200
500	Cepheid, Inc. *	19,185
2,200	DexCom, Inc. *	36,784
400	HeartWare International, Inc. *	35,372
500	Teleflex, Inc.	42,255
900	Volcano Corp. *	20,034
		231,037
	PHARMACEUTICALS - 35.0%
7,900	ACADIA Pharmaceuticals, Inc. *	62,726
4,500	Achillion Pharmaceuticals, Inc. *	39,330
2,400	Array BioPharma, Inc. *	11,808
800	BioMarin Pharmaceutical, Inc. *	49,808
10,900	Dyax Corp. *	47,524
1,000	Infinity Pharmaceuticals, Inc. *	48,470
2,000	Ironwood Pharmaceuticals, Inc. *	36,580
600	Medivation, Inc. *	28,062
3,400	Neurocrine Biosciences, Inc. *	41,276
500	Onyx Pharmaceuticals, Inc. *	44,430
1,300	Pacira Pharmaceuticals, Inc. *	37,518
1,300	Sarepta Therapeutics, Inc. *	48,035
400	Shire PLC - ADR	36,544
6,700	Supernus Pharmaceuticals, Inc. *	37,654
4,500	Synta Pharmaceuticals Corp. *	38,700
1,700	TESARO, Inc. *	37,332
2,900	Vivus, Inc. *	31,900
		677,697
	SOFTWARE - 6.4%
400	athenahealth, Inc. *	38,816
2,000	MedAssets, Inc. *	38,500
800	Medidata Solutions, Inc. *	46,384
		123,700

	TOTAL COMMON STOCKS (Cost $1,161,137)	1,747,674

	SHORT-TERM INVESTMENTS - 11.3%
219,158	Fidelity Institutional Treasury Only Portfolio, 0.56%** (Cost $219,158)	219,158

	TOTAL INVESTMENTS - 101.5% (Cost $1,835,295) (a)	$ 1,966,832
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(29,316)
	TOTAL NET ASSETS - 100.0%	$ 1,937,516

ADR - American Depositary Reciept
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,835,295 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 171,950
	Unrealized Depreciation:	(40,413)
	Net Unrealized Appreciation:	$ 131,537

Eventide Funds
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited) (Continued)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund's assets and liabilities measured at fair value:

	Eventide Gilead Fund
	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 42,891,726	$ -	$ -	$ 42,891,726
	Corporate Bonds	-	265,000	-	265,000
	Exchange-Traded Funds	834,030	-	-	834,030
	Short-Term Investments	2,758,217	-	-	2,758,217
	Total	$ 46,483,973	$ 265,000	$ -	$ 46,748,973

	Eventide Healthcare & Life Sciences Fund
	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 1,747,674	$ -	$ -	$ 1,747,674
	Short-Term Investments	219,158	-	-	219,158
	Total	$ 1,966,832	$ -	$ -	$ 1,966,832

	For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

	The Fund did not hold any Level 3 securities during the period.

(2)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

5/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

5/29/2013

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/29/2013